Property and equipment	6 Months Ended
Jun. 30, 2022
Property, plant and equipment [abstract]
Property and equipment	Property and equipment

(in thousands of euro)	Lands and buildings	Laboratory equipment and other	In progress	Total	Of which finannce leases

January 1, 2021	5,751	5,576	367	11,694	6,423
Acquisitions	—	260	—	260	—
Disposals	—	(2)	—	(2)	—
Depreciation	(393)	(668)	—	(1,061)	(535)
Transfers	—	4	(4)	—	—

June 30, 2021	5,358	5,170	363	10,891	5,888

(in thousands of euro)	Lands and buildings	Laboratory equipment and other	In progress	Total	Of which right of use assets(3)

January 1, 2022	4,981	5,187	6	10,174	5,342
Acquisitions	14	458	—	472	—
Disposals	—	—	—	—	—
Depreciation	(379)	(711)	—	(1,090)	(534)
Transfers	—	—	—	—	—

June 30, 2022	4,616	4,934	6	9,556	4,808